Description of business and nature of operations	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Description of business and nature of operations
1. Description of business and nature of operations
Nevsun is headquartered in Vancouver, British Columbia. Nevsun’s mission is to build a strong, multi-mine, mid-tier mining company, delivering shared prosperity to all stakeholders. Nevsun’s common shares trade on the TSX and the NYSE American LLC (“NYSE American”), under the trading symbol “NSU”. The Company’s three principal assets are its ownership interest in the Timok Project, a high-grade copper-gold development project in Serbia, its Bisha Mine in Eritrea, and its strong balance sheet with approximately $125 million in cash and cash equivalents and no debt. The Company also holds a number of additional exploration licenses and permits in Serbia, Macedonia and in the Bisha mining district.
A 100% ownership interest in the Timok Project Upper Zone was acquired as part of the acquisition of Reservoir Minerals Inc. (“Reservoir”) on June 23, 2016 (the “Acquisition Date”). The Company’s primary focus is to bring the Timok Project Upper Zone into production in an expedient, safe and well-designed, optimized manner.
The Timok Project is a joint venture between the Company and Freeport-McMoRan Exploration Corporation (“Freeport”). The Company is currently the operator of the Timok Project and will advance the development of both the Upper Zone and the Lower Zone. The Company will fund 100% of the Upper Zone development costs and is funding the first $20,000 of agreed Lower Zone work. The Company and Freeport will fund additional Lower Zone work pursuant to the terms of its joint venture arrangement based on their respective ownership interests in the Lower Zone. After delivery of a feasibility study on either the Upper Zone or Lower Zone, Freeport’s ownership in the Lower Zone will increase to 54%. The Company will then own 100% of the Upper Zone and 46% of the Lower Zone. The Company and Freeport will be entitled to their pro-rata share of the economic benefits of the Lower Zone and the Company will be entitled to 100% of the economic benefits of the Upper Zone. From the Acquisition Date through December 31, 2017, the Company has incurred $18,532 of agreed Lower Zone work.
The Bisha Mine is a Volcanogenic Massive Sulfide (“VMS”) deposit which has been in production since February 2011. The first phase of the mine included gold production from February 2011 to June 2013, which allowed for an early payback of pre-production capital and funding of the supergene phase expansion. Commissioning of the copper flotation plant at the Bisha Mine commenced in late June 2013 and commercial production was achieved in December 2013. Mining copper ore from the supergene phase ceased during Q2 2016. Commissioning of the zinc plant commenced in early June 2016 and commercial production was achieved in October 2016. The Company is now in the primary phase of the mineral deposit at the Bisha Mine and will continue to produce both zinc and copper in concentrate through to the end of the mine life, which is projected to the end of 2021.
The Bisha Mine is owned by Bisha Mining Share Company (“BMSC”), a 60% owned indirect subsidiary of Nevsun, with the remaining 40% owned by the State-owned Eritrean National Mining Corporation (“ENAMCO”). On December 12, 2007, BMSC was granted a 20-year mining licence for the Bisha Mine, and on July 6, 2012, a 10-year mining licence was granted for the Harena property, where a satellite VMS deposit exists. In 2016, BMSC acquired additional mineral exploration licence areas and now holds two exploration licences (Tabakin and New Mogoraib) in the Bisha mining district which is in close proximity to the Bisha Mine. The exploration licences, which cover 814 square kilometres, include a number of potential satellite VMS deposits. The Company and ENAMCO continue to investigate alternatives to extend the mine life, including potential underground developments and a regional exploration program.
The consolidated financial statements of Nevsun for the year ended December 31, 2017, were reviewed by the Audit Committee and approved and authorized for issue by the Board of Directors on February 28, 2018.